Long-Term Debt, net - Sinosure CEXIM Citibank ABN Amro (Details) - Sinosure CEXIM-Citibank-ABN Amro Credit Facility $ in Millions	12 Months Ended
	Dec. 31, 2017	Feb. 21, 2011 USD ($) item
Long-Term Debt, net
Maximum borrowing capacity under credit facility		$ 203.4
Number of tranches which comprise the credit facility | item		3
Amount of each tranche equal to a percentage of contract price for newbuilding vessels securing such tranche		60.00%
Period of repayment of principal in semi-annual installments	10 years
Ratio of market value of vessels collateralizing the credit facilities, to aggregate debt outstanding (as a percent)	125.00%
Consolidated net leverage ratio to pay cash dividends or repurchase shares	6
Maximum
Long-Term Debt, net
Amount of each tranche, which comprises the credit facility, option one		$ 67.8
LIBOR
Long-Term Debt, net
Interest rate margin (as a percent)	2.85%